Loans and advances to customers - Gross carrying amount of financial assets at FV through OCI and at amortized cost (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets	$ 1,743,889	$ 1,616,873
Loans and advances - Customers
Financial assets
Financial assets	817,869	751,053
POCI financial assets	0	0
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	839,521	772,088
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial assets
Financial assets	946	4,056
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	946	4,063
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	946	4,063
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	946	4,063
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Gross carrying amount
Financial assets
Financial assets	946	4,063
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	946	4,063
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	946	4,063
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	797,716	736,997
Financial assets at amortized cost category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	819,368	758,025	$ 712,983
Financial assets at amortized cost category | Loans and advances - Customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	798,165	735,372
Financial assets at amortized cost category | Loans and advances - Customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	752,073	698,089	620,543
Financial assets at amortized cost category | Loans and advances - Customers | Stage 2 | Gross carrying amount
Financial assets
Financial assets	46,092	37,283	70,531
Financial assets at amortized cost category | Loans and advances - Customers | Stage 3 | Gross carrying amount
Financial assets
Financial assets	21,203	22,653	$ 21,909
Financial assets at amortized cost category | Commercial, financial and industrial loans | Gross carrying amount
Financial assets
Financial assets	366,710	350,491
Financial assets at amortized cost category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	361,123	340,621
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	339,283	322,835
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	21,840	17,786
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	5,587	9,870
Financial assets at amortized cost category | Public sector loans | Gross carrying amount
Financial assets
Financial assets	84,583	85,256
Financial assets at amortized cost category | Public sector loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	84,583	85,189
Financial assets at amortized cost category | Public sector loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	84,583	83,788
Financial assets at amortized cost category | Public sector loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets		1,401
Financial assets at amortized cost category | Public sector loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets		67
Financial assets at amortized cost category | Securitized mortgage assets | Gross carrying amount
Financial assets
Financial assets	217,109	199,579
Financial assets at amortized cost category | Securitized mortgage assets | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	205,242	189,854
Financial assets at amortized cost category | Securitized mortgage assets | Stage 1 | Gross carrying amount
Financial assets
Financial assets	193,339	178,822
Financial assets at amortized cost category | Securitized mortgage assets | Stage 2 | Gross carrying amount
Financial assets
Financial assets	11,903	11,032
Financial assets at amortized cost category | Securitized mortgage assets | Stage 3 | Gross carrying amount
Financial assets
Financial assets	11,867	9,725
Financial assets at amortized cost category | Loans to customers | Gross carrying amount
Financial assets
Financial assets	150,966	122,699
Financial assets at amortized cost category | Loans to customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	147,217	119,708
Financial assets at amortized cost category | Loans to customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	134,868	112,644
Financial assets at amortized cost category | Loans to customers | Stage 2 | Gross carrying amount
Financial assets
Financial assets	12,349	7,064
Financial assets at amortized cost category | Loans to customers | Stage 3 | Gross carrying amount
Financial assets
Financial assets	3,749	2,991
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial assets
Financial assets	64,957	53,417
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	63,782	52,089
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	58,196	48,556
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	5,586	3,533
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	1,175	1,328
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial assets
Financial assets	86,009	69,282
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	83,435	67,619
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	76,672	64,088
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	6,763	3,531
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	$ 2,574	$ 1,663